Document and Entity Information	Jul. 11, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 11, 2022
Document Fiscal Year Focus	2022
Entity Registrant Name	Strategic Storage Trust VI, Inc.
Entity Central Index Key	0001852575
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	333-256598
Entity Tax Identification Number	85-3494431
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	877
Local Phone Number	327-3485
Entity Incorporation, State or Country Code	MD
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false